N-4	Apr. 29, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE VARIABLE ACCOUNT 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2025
Amendment Flag	false
RVS Group II
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for early Withdrawals	We do not assess charges for withdrawals.
Transaction Charges	We do not assess any transaction charges.
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses that you may pay each year.			Fee Table and Examples Expenses – Product Charges Appendix A:Funds Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.95%	0.95%
	Fund options (Funds fees and expenses)(2)	0.38%	2.44%
(1) As a percentage of average daily certificate value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,890
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for early Withdrawals	We do not assess charges for withdrawals.

Transaction Charges [Text Block]
Transaction Charges	We do not assess any transaction charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses that you may pay each year.			Fee Table and Examples Expenses – Product Charges Appendix A:Funds Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.95%	0.95%
	Fund options (Funds fees and expenses)(2)	0.38%	2.44%
(1) As a percentage of average daily certificate value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,890
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily certificate value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.44%
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest Annual Cost [Dollars]	$ 1,225
Highest Annual Cost [Dollars]	$ 2,890
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Certificate including loss of principal.	Principal Risks
Not a Short-Term Investment
•The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral and long-term income mean the Certificate is generally more beneficial to investors with a long term investment horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate.
•Each investment option (including under any fixed account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds: The Guarantee Period Accounts (GPAs) The Fixed Account
Insurance Company Risks
An investment in the Certificate is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Certificate that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks The General Account

Investment Restrictions [Text Block]	Subject to certain restrictions, you may transfer your certificate account value among the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.•Certain transfers out of the GPAs will be subject to an MVA.•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.•We reserve the right to add, remove or substitute funds as investment options. We also reserve the right, upon notification to you, to close or restrict any funds.
Tax Implications [Text Block]	Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Certificate.•If you purchase the Certificate through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Certificate to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Item 4. Fee Table [Text Block]	Fee Table and ExamplesThe following table describes the fees and expenses that you will pay each year during the time that you own the certificate (not including funds fees and expenses).
Annual Certificate ExpensesAdministrative Expenses
Annual certificate administrative charge	Maximum: $50	Current: $0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $20	Current: $0
Certificate administrative charge at full surrender	Maximum: $50	Current: $0
Base Contract Expenses
(as a percentage of average daily certificate account value in the variable account)
Mortality and expense risk fee	0.95%
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the certificate. A complete list of funds available under the contract and certificate, including their annual expenses, may be found in Appendix A.
Annual Fund Expenses(1)Minimum and maximum annual operating expenses for the funds (Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.44
(1)Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Annual Contract Expenses [Table Text Block]
Annual Certificate ExpensesAdministrative Expenses
Annual certificate administrative charge	Maximum: $50	Current: $0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $20	Current: $0
Certificate administrative charge at full surrender	Maximum: $50	Current: $0
Base Contract Expenses
(as a percentage of average daily certificate account value in the variable account)
Mortality and expense risk fee	0.95%

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.44

Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.38%
Portfolio Company Expenses Maximum [Percent]	2.44%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,525
Surrender Expense, 1 Year, Minimum [Dollars]	1,363
Surrender Expense, 3 Years, Maximum [Dollars]	10,729
Surrender Expense, 3 Years, Minimum [Dollars]	4,240
Surrender Expense, 5 Years, Maximum [Dollars]	18,144
Surrender Expense, 5 Years, Minimum [Dollars]	7,330
Surrender Expense, 10 Years, Maximum [Dollars]	37,651
Surrender Expense, 10 Years, Minimum [Dollars]	16,094
Annuitized Expense, 1 Year, Maximum [Dollars]	3,525
Annuitized Expense, 1 Year, Minimum [Dollars]	1,363
Annuitized Expense, 3 Years, Maximum [Dollars]	10,729
Annuitized Expense, 3 Years, Minimum [Dollars]	4,240
Annuitized Expense, 5 Years, Maximum [Dollars]	18,144
Annuitized Expense, 5 Years, Minimum [Dollars]	7,330
Annuitized Expense, 10 Years, Maximum [Dollars]	37,651
Annuitized Expense, 10 Years, Minimum [Dollars]	16,094
No Surrender Expense, 1 Year, Maximum [Dollars]	3,525
No Surrender Expense, 1 Year, Minimum [Dollars]	1,363
No Surrender Expense, 3 Years, Maximum [Dollars]	10,729
No Surrender Expense, 3 Years, Minimum [Dollars]	4,240
No Surrender Expense, 5 Years, Maximum [Dollars]	18,144
No Surrender Expense, 5 Years, Minimum [Dollars]	7,330
No Surrender Expense, 10 Years, Maximum [Dollars]	37,651
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 16,094
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract and CertificateRisk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate. Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below. Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments. Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches. Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract and CertificateThe following table summarizes information about the benefits available under the Certificate.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred certificate
account value
•Only 6-month and 12-month options
may be available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the GPA account or
the Special DCA fixed account as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Certificate account value to
participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value, minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate value in the variable account value	0.95%
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and younger)	Provides a guaranteed death benefit equal to the certificate account value, minus any loan balance	0.95% of average daily certificate value in the variable account value	0.95%	•Annuitizing the Certificate terminates the benefit.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred certificate
account value
•Only 6-month and 12-month options
may be available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the GPA account or
the Special DCA fixed account as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Certificate account value to
participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value, minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate value in the variable account value	0.95%
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and younger)	Provides a guaranteed death benefit equal to the certificate account value, minus any loan balance	0.95% of average daily certificate value in the variable account value	0.95%	•Annuitizing the Certificate terminates the benefit.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A:Funds Available Under the Contract and CertificateThe following is a list of funds available under the contract and certificate. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of funds available under the contract and certificate. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	10.43%	3.15%	3.82%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	24.95%	15.87%	15.67%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	15.05%	11.72%	10.78%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	18.70%	6.60%	8.65%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	40.60%	14.15%	5.07%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	1.02%[2]	9.01%	5.74%	5.33%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.00%	14.30%	4.79%	9.15%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	7.09%	5.69%	8.94%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	23.09%	9.62%	14.78%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Corporate Bond Fund (Class 2) (previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[2]	3.30%	(0.78%)	0.63%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	25.74%	8.14%	13.77%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.12%	5.97%	8.62%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	6.13%	(0.70%)	0.46%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	5.45%	(8.32%)	(1.01%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[2]	4.71%	3.42%	2.09%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	6.88%	2.18%	3.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	5.71%	1.86%	3.07%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.77%	1.73%	(3.72%)	(0.06%)
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	31.01%	8.59%	17.18%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	24.40%	8.39%	13.94%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	24.54%	8.52%	14.07%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[2]	4.64%	1.48%	1.81%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	(4.39%)	(9.65%)	(3.58%)
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	3.16%	0.41%	3.87%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	12.58%	5.04%	9.29%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	23.37%	2.06%	10.80%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	12.27%	3.73%	9.58%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	13.66%	2.95%	9.19%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[2]	4.51%	0.33%	1.82%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	1.33%	(2.91%)	(1.06%)
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	1.53%	(3.33%)	(0.39%)
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	(1.20%)	(5.46%)	(0.78%)
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.07%	9.86%	(1.90%)	4.79%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) (on or about June 1, 2025 to be known as CTIVP® - Principal Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.94%	21.12%	6.58%	13.51%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	11.68%	4.99%	8.18%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	0.51%	(3.13%)	(0.53%)
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.62%	5.26%	10.59%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) (previously CTIVP® - MFS® Value Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.87%[2]	11.44%	3.99%	7.77%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[2]	17.19%	2.87%	10.02%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	27.15%	(0.79%)	10.38%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	5.30%	3.97%	2.83%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.45%	16.74%	13.33%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	17.18%	11.06%	8.94%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.89%	5.78%	2.54%	3.34%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%[2]	7.20%	5.29%	5.27%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.90%[2]	11.71%	8.36%	8.17%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[1] Invesco Advisers, Inc.	1.06%[2]	3.56%	2.51%	3.57%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.18%[2]	3.02%	(0.43%)	1.28%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	1.63%	0.09%	1.35%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.05%[2]	8.60%	2.33%	4.35%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class American Century Investment Management, Inc.	0.86%[2]	9.29%	8.41%	8.01%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class Delaware Management Company	0.85%[2]	12.44%	6.56%	5.27%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	41.73%	11.11%	12.02%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	2.37%[2]	3.57%	4.31%	4.25%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.28%[2]	10.75%	6.03%	5.75%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.89%	2.43%	(0.13%)	1.43%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.75%[2]	(11.37%)	(4.85%)	(2.03%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	14.41%	5.46%	6.69%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	13.20%	2.78%	7.64%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.87%[2]	4.42%	(1.47%)	1.46%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	9.41%	0.49%	3.90%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	11.70%	1.93%	5.68%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	4.31%	(1.86%)	0.96%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	6.80%	(0.87%)	2.32%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.01%	11.98%	1.11%	5.18%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	9.41%	0.18%	3.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.97%	8.72%	0.80%	4.73%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.01%	11.00%	1.68%	6.13%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	6.41%	(0.45%)	2.98%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	2.01%	(2.22%)	(0.10%)
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	23.10%	8.09%	13.75%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.07%	5.58%	(0.14%)	4.57%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.06%[2]	(1.41%)	(6.20%)	2.17%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[2]	4.30%	2.49%	2.87%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10%[2]	18.70%	(3.47%)	6.11%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[2]	7.70%	1.28%	5.98%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	9.41%	0.44%	2.89%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	17.15%	3.60%	6.12%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	13.19%	2.05%	4.57%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	6.70%	1.81%	3.45%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS Group II | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
RVS Group II | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate.
RVS Group II | SubaccountRiskMember
Prospectus:
Principal Risk [Text Block]	Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
RVS Group II | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
RVS Group II | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
RVS Group II | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
RVS Group II | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
RVS Group II | PotentialAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
RVS Group II | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Certificate including loss of principal.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
RVS Group II | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•The benefits of tax deferral and long-term income mean the Certificate is generally more beneficial to investors with a long term investment horizon.
RVS Group II | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate.•Each investment option (including under any fixed account investment options) has its own unique risks.•You should review the investment options before making any investment decisions.
RVS Group II | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Certificate that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
RVS Group II | ABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	3.82%
RVS Group II | ABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	24.95%
Average Annual Total Returns, 5 Years [Percent]	15.87%
Average Annual Total Returns, 10 Years [Percent]	15.67%
RVS Group II | AllspringVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Opportunity Fund - Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	10.78%
RVS Group II | AllspringVTSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	8.65%
RVS Group II | ALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	40.60%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	5.07%
RVS Group II | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.33%
RVS Group II | ColumbiaVariablePortfolioBalancedFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	9.15%
RVS Group II | ColumbiaVariablePortfolioBalancedFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	9.28%
RVS Group II | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	8.94%
RVS Group II | ColumbiaVariablePortfolioContrarianCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	23.09%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	14.78%
RVS Group II | ColumbiaVariablePortfolioCorporateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Corporate Bond Fund (Class 2) (previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
RVS Group II | ColumbiaVariablePortfolioDisciplinedCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	25.74%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	13.77%
RVS Group II | ColumbiaVariablePortfolioDividendOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	8.62%
RVS Group II | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
RVS Group II | ColumbiaVariablePortfolioEmergingMarketsFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	(8.32%)
Average Annual Total Returns, 10 Years [Percent]	(1.01%)
RVS Group II | ColumbiaVariablePortfolioGovernmentMoneyMarketFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	2.09%
RVS Group II | ColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	2.18%
Average Annual Total Returns, 10 Years [Percent]	3.51%
RVS Group II | ColumbiaVariablePortfolioIncomeOpportunitiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.07%
RVS Group II | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.73%
Average Annual Total Returns, 5 Years [Percent]	(3.72%)
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
RVS Group II | ColumbiaVariablePortfolioLargeCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.01%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	17.18%
RVS Group II | ColumbiaVariablePortfolioLargeCapIndexFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	24.40%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	13.94%
RVS Group II | ColumbiaVariablePortfolioLargeCapIndexFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	24.54%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	14.07%
RVS Group II | ColumbiaVariablePortfolioLimitedDurationCreditFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	1.81%
RVS Group II | ColumbiaVariablePortfolioLongGovernmentCreditBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(4.39%)
Average Annual Total Returns, 5 Years [Percent]	(9.65%)
Average Annual Total Returns, 10 Years [Percent]	(3.58%)
RVS Group II | ColumbiaVariablePortfolioOverseasCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	3.87%
RVS Group II | ColumbiaVariablePortfolioSelectLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.29%
RVS Group II | ColumbiaVariablePortfolioSelectMidCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	23.37%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	10.80%
RVS Group II | ColumbiaVariablePortfolioSelectMidCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	9.58%
RVS Group II | ColumbiaVariablePortfolioSelectSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	2.95%
Average Annual Total Returns, 10 Years [Percent]	9.19%
RVS Group II | ColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	1.82%
RVS Group II | ColumbiaVariablePortfolioUSGovernmentMortgageFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	1.33%
Average Annual Total Returns, 5 Years [Percent]	(2.91%)
Average Annual Total Returns, 10 Years [Percent]	(1.06%)
RVS Group II | CTIVPAmericanCenturyDiversifiedBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]	CTIVP® - American Century Diversified Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(3.33%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
RVS Group II | CTIVPBlackRockGlobalInflationProtectedSecuritiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(1.20%)
Average Annual Total Returns, 5 Years [Percent]	(5.46%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
RVS Group II | CTIVPCenterSquareRealEstateFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	(1.90%)
Average Annual Total Returns, 10 Years [Percent]	4.79%
RVS Group II | CTIVPPrincipalBlueChipGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Principal Blue Chip Growth Fund (Class 2) (on or about June 1, 2025 to be known as CTIVP® - Principal Large Cap Growth Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.12%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	13.51%
RVS Group II | CTIVPTRowePriceLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	8.18%
RVS Group II | CTIVPTCWCorePlusBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - TCW Core Plus Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	0.51%
Average Annual Total Returns, 5 Years [Percent]	(3.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
RVS Group II | CTIVPVictorySycamoreEstablishedValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	10.59%
RVS Group II | CTIVPWellingtonLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Wellington Large Cap Value Fund (Class 2) (previously CTIVP® - MFS® Value Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	7.77%
RVS Group II | CTIVPWestfieldMidCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	10.02%
RVS Group II | CTIVPWestfieldSelectLargeCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	27.15%
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	10.38%
RVS Group II | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	2.83%
RVS Group II | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
RVS Group II | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
RVS Group II | FidelityVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	3.34%
RVS Group II | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
RVS Group II | FranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.83%
RVS Group II | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
RVS Group II | InvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.56%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	3.57%
RVS Group II | InvescoVIGlobalFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.58%
RVS Group II | InvescoVIGlobalStrategicIncomeFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	1.28%
RVS Group II | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	8.73%
RVS Group II | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.40%
RVS Group II | JanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.35%
RVS Group II | JanusHendersonResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	34.96%
Average Annual Total Returns, 5 Years [Percent]	16.49%
Average Annual Total Returns, 10 Years [Percent]	14.25%
RVS Group II | LazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	4.35%
RVS Group II | LVIPAmericanCenturyValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund, Service Class
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.01%
RVS Group II | MacquarieVIPAssetStrategySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
RVS Group II | MFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
RVS Group II | MorganStanleyVIFDiscoveryPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio, Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	41.73%
Average Annual Total Returns, 5 Years [Percent]	11.11%
Average Annual Total Returns, 10 Years [Percent]	12.02%
RVS Group II | NeubergerBermanAMTSustainableEquityPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.52%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	11.18%
RVS Group II | PIMCOVITAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	2.37%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.25%
RVS Group II | PIMCOVITGlobalManagedAssetAllocationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	5.75%
RVS Group II | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
RVS Group II | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
RVS Group II | VanEckVIPGlobalGoldFundClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	6.69%
RVS Group II | VariablePortfolioAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	2.78%
Average Annual Total Returns, 10 Years [Percent]	7.64%
RVS Group II | VariablePortfolioConservativePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	(1.47%)
Average Annual Total Returns, 10 Years [Percent]	1.46%
RVS Group II | VariablePortfolioManagedRiskFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	3.90%
RVS Group II | VariablePortfolioManagedRiskUSFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	5.68%
RVS Group II | VariablePortfolioManagedVolatilityConservativeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	(1.86%)
Average Annual Total Returns, 10 Years [Percent]	0.96%
RVS Group II | VariablePortfolioManagedVolatilityConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.87%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
RVS Group II | VariablePortfolioManagedVolatilityGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.98%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	5.18%
RVS Group II | VariablePortfolioManagedVolatilityModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	3.82%
RVS Group II | VariablePortfolioModeratePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	4.73%
RVS Group II | VariablePortfolioModeratelyAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	1.68%
Average Annual Total Returns, 10 Years [Percent]	6.13%
RVS Group II | VariablePortfolioModeratelyConservativePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.41%
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	2.98%
RVS Group II | VariablePortfolioPartnersCoreBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	(2.22%)
Average Annual Total Returns, 10 Years [Percent]	(0.10%)
RVS Group II | VariablePortfolioPartnersCoreEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	13.75%
RVS Group II | VariablePortfolioPartnersInternationalCoreEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	4.57%
RVS Group II | VariablePortfolioPartnersInternationalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.41%)
Average Annual Total Returns, 5 Years [Percent]	(6.20%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
RVS Group II | VariablePortfolioPartnersInternationalValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	2.87%
RVS Group II | VariablePortfolioPartnersSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	(3.47%)
Average Annual Total Returns, 10 Years [Percent]	6.11%
RVS Group II | VariablePortfolioPartnersSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	5.98%
RVS Group II | VariablePortfolioUSFlexibleConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	2.89%
RVS Group II | VariablePortfolioUSFlexibleGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	6.12%
RVS Group II | VariablePortfolioUSFlexibleModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	4.57%
RVS Group II | WesternAssetVariableGlobalHighYieldBondPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.45%
RVS Group II | ContractValueEqualsorExceeds50000Member
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 20
Administrative Expense, Current [Dollars]	0
RVS Group II | FullSurrenderMember
Prospectus:
Administrative Expense, Maximum [Dollars]	50
Administrative Expense, Current [Dollars]	$ 0
RVS Group II | StandardDeathBenefitavailableforownersage79andyoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 79 and younger)
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the greater of the certificate account value, minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]	•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant•Annuitizing the Certificate terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 79 and younger)
RVS Group II | StandardDeathBenefitavailableforownersage80andyoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 80 and younger)
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the certificate account value, minus any loan balance
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]	•Annuitizing the Certificate terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 80 and younger)
RVS Group II | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount among the subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Transfers not available to or from the GPAs or the Special DCA fixed account
Name of Benefit [Text Block]	Dollar Cost Averaging
RVS Group II | SpecialDollarCostAveragingSDCAMember
Prospectus:
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be funded with a purchase payment, not transferred certificate account value•Only 6-month and 12-month options may be available•Transfers occur on a monthly basis and the first monthly transfer occurs one day after we receive your purchase payment•You may not use the GPA account or the Special DCA fixed account as a destination for the Special DCA monthly transfer.
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
RVS Group II | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You must have $2,000 in Certificate account value to participate.•We require 30 days notice for you to change or cancel the program•You can request rebalancing to be done either quarterly, semiannually or annually
Name of Benefit [Text Block]	Asset Rebalancing
RVS Group II | AutomatedPartialSurrendersSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Automated Partial Surrenders/Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows automated partial surrenders from the contract
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Additional systematic payments are not allowed with automated partial surrenders•May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Name of Benefit [Text Block]	Automated Partial Surrenders/Systematic Withdrawals
RVS Group II | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Benefits in Case of DeathWe will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with a certificate account value greater than zero. If you are age 79 or younger on the date we issue the certificate, the beneficiary receives the greater of: •the certificate account value, minus any loan balance; or •the Return of Purchase Payments (ROPP) value, minus any loan balance. If you are age 80 or older on the certificate date, the beneficiary receives the certificate account value, minus any loan balance. Here are some terms that are used to describe the death benefit: ROPP Value: is the total purchase payments on the certificate issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value. If you take a partial surrender, the applicable ROPP Value will be reduced proportionally based on the percentage of certificate account value that is withdrawn. This means that if the certificate account value is higher than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the certificate account value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.
Adjusted partial surrenders	=	a X b
c
a	=	amount by which the certificate account value is reduced as a result of the partial surrender.
b	=	the ROPP value on the date of (but prior to) the partial surrender.
c	=	the certificate account value on the date of (but prior to) the partial surrender.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the certificate account value on the date of the continuation after any increase to the certificate account value due to the death benefit that would otherwise have been paid. If You Die Before the Annuitization Start DateWhen paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate account value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death. The death benefit for each beneficiary will be payable in a lump sum on the valuation date we receive due proof of death from that beneficiary. The beneficiary may elect to receive payment anytime within five years after the date of death. Some beneficiaries may have additional options. In lieu of a lump sum, your designated beneficiary may elect to receive regular installment payments under one of the following options: a.If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined by Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include: •the surviving spouse; •a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death); •disabled within the meaning of Code section 72(m)(7); •chronically ill within the meaning of Code section 7702B(c)(2); •any other person who is not more than 10 years younger than the owner. However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date. We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract and: •the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and •the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death. b.If, upon your death, the designated beneficiary does not elect one of the irrevocable annuity payment plans (A through E), or a single sum distribution, then the designated beneficiary may elect to receive payments according to an alternative plan as agreed to by us provided: •the designated beneficiary elects the plan at the time we receive due proof of death; •if your sole designated beneficiary is your surviving spouse, your entire interest will be distributed, beginning no later than the later of December 31 of the calendar year following the calendar year of your death or December 31 of the calendar year in which you would have attained age 73, over the life of the surviving spouse or over a period not extending beyond the life expectancy of the surviving spouse. If the surviving spouse dies before distributions commence, the remaining interest will be distributed, beginning no later than December 31 following the calendar year of the surviving spouse’s death, over the spouse’s designated beneficiary’s remaining life expectancy determined using such beneficiary’s age as of his or her birthday in the year following the death of the spouse; or •if your sole designated beneficiary is someone other than your surviving spouse, your entire interest will be distributed, beginning no later than the end of the calendar year following the calendar year of your death, over the remaining life expectancy of the designated beneficiary, with such life expectancy determined using the age of the beneficiary as of his or her birthday in the year following the year of your death and reduced by 1 for each subsequent year; •if you die before your Required Beginning Date and there is no designated beneficiary, or if elected by the designated beneficiary, your entire interest will be distributed by December 31 of the calendar year containing the fifth anniversary of your death (or of the spouse’s death if the designated beneficiary was your surviving spouse and the spouse dies before distributions are required to begin); •if you die on or after your Required Beginning Date and there is no designated beneficiary, your entire interest will be distributed, beginning no later than December 31 of the calendar year following the calendar year of your death, over your remaining life expectancy determined using your age in the year of your death and reduced by 1 for each subsequent year.
Calculation Method of Benefit [Text Block]	Example of death benefit calculation when you are age 79 or younger on the certificate effective date: •You purchase the certificate with a payment of $20,000 •During the second certificate year the certificate account value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a certificate account value of $16,500.
We calculate the death benefit as follows, assuming $0 loan balance:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
The death benefit is the ROPP value of:	$18,333
since this is greater than your certificate account value of $16,500